Intangibles	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Intangibles
Note 15. Intangibles

	Consolidated
	2024 A$’000	2023 A$’000

Licensing agreement - Paxalisib	16,408	16,408
Less: Accumulated amortisation	(8,335)	(7,251)

	8,073	9,157

Licensing agreement - EVT-801	9,813	9,813
Less: Accumulated amortisation	(2,486)	(1,701)

	7,327	8,112

	15,400	17,269

Reconciliations
Reconciliations of the carrying values at the beginning and end of the current and previous financial year are set out below:

	EVT801 licensing agreement A$’000	Paxalisib licensing agreement A$’000	Total A$’000

Balance at 30 June 2022 restated	8,897	10,242	19,139
Amortisation expense	(785)	(1,085)	(1,870)

Balance at 30 June 2023	8,112	9,157	17,269
Amortisation expense	(785)	(1,084)	(1,869)

Balance at 30 June 2024	7,327	8,073	15,400